SHARE-BASED PAYMENTS - Summary of the activity under the share option scheme (Details) - 2013 Share Option Scheme $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥)
SHARE-BASED PAYMENTS
Number of options - Outstanding at beginning | shares	20,418,438	20,418,438
Number of options - Forfeited | shares	(106,830)	(106,830)
Number of options - Exercised | shares	(5,840,430)	(5,840,430)
Number of options - Outstanding at ending | shares	14,471,178	14,471,178		20,418,438
Number of options - Vested and expected | shares	14,471,178
Number of options - Exercisable | shares	13,944,203
Weighted- average exercise price - Outstanding at beginning	$ 0.07
Weighted- average exercise price - Forfeited	0.07
Weighted- average exercise price - Exercised	0.07
Weighted- average exercise price - Outstanding at ending	0.07		$ 0.07
Weighted- average exercise price - Vested and expected	0.07
Weighted- average exercise price - Exercisable	0.07
Weighted- average grant- date fair value - Outstanding at beginning	0.89
Weighted- average grant- date fair value - Forfeited	2.55
Weighted- average grant- date fair value - Exercised	0.68
Weighted- average grant- date fair value - Outstanding at ending	0.97		$ 0.89
Weighted- average grant- date fair value - Vested and expected	0.97
Weighted- average grant- date fair value - Exercisable	$ 0.93
Weighted- average remaining contractual term - Outstanding	3 years 8 months 15 days	3 years 8 months 15 days		4 years 3 months 21 days
Weighted- average remaining contractual term - Vested and expected	3 years 8 months 15 days	3 years 8 months 15 days
Weighted- average remaining contractual term - Exercisable	3 years 7 months 20 days	3 years 7 months 20 days
Aggregate intrinsic value - Outstanding | $	$ 8,901		$ 12,763
Aggregate intrinsic value - Exercised	3,592	¥ 25,119		¥ 54,102	¥ 5,510
Aggregate intrinsic value - Vested and expected | $	8,901
Aggregate intrinsic value - Exercisable | $	$ 8,577